Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

June 30, 2019

INTCEN-QTLY-0819
1.859215.111

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.6%
Abacus Property Group unit	1,939,484	$5,582,620
AGL Energy Ltd.	461,497	6,483,119
Aub Group Ltd.	549,247	4,025,652
Australia & New Zealand Banking Group Ltd.	314,229	6,223,252
Coles Group Ltd. (a)	752,699	7,054,572
Commonwealth Bank of Australia	472,936	27,485,006
CSL Ltd.	123,000	18,565,712
Inghams Group Ltd. (b)	2,717,551	7,669,584
Woodside Petroleum Ltd.	375,215	9,577,940

TOTAL AUSTRALIA		92,667,457

Austria - 1.1%
Erste Group Bank AG	776,791	28,830,554
Bailiwick of Jersey - 1.4%
Experian PLC	736,400	22,294,958
Glencore Xstrata PLC	4,207,481	14,561,785

TOTAL BAILIWICK OF JERSEY		36,856,743

Belgium - 1.8%
KBC Groep NV	442,885	29,027,765
Umicore SA	526,164	16,872,091

TOTAL BELGIUM		45,899,856

Brazil - 0.1%
Notre Dame Intermedica Participacoes SA	275,000	2,887,538
Canada - 7.8%
ATCO Ltd. Class I (non-vtg.)	124,400	4,193,056
Barrick Gold Corp. (Canada)	863,909	13,635,981
Canadian Natural Resources Ltd.	404,500	10,906,720
Canadian Pacific Railway Ltd.	113,700	26,779,039
Cenovus Energy, Inc. (Canada)	1,190,800	10,502,646
Hydro One Ltd. (c)	322,400	5,623,012
Intact Financial Corp.	281,900	26,051,344
Lundin Mining Corp.	4,300,600	23,677,848
Pembina Pipeline Corp.	250,000	9,306,632
Suncor Energy, Inc.	667,000	20,806,346
The Toronto-Dominion Bank	856,900	50,070,626

TOTAL CANADA		201,553,250

Cayman Islands - 0.6%
Cheung Kong Property Holdings Ltd.	1,719,500	13,460,249
Hansoh Pharmaceutical Group Co. Ltd. (c)	428,000	1,131,405
Wuxi Biologics (Cayman), Inc. (a)(c)	170,000	1,526,620

TOTAL CAYMAN ISLANDS		16,118,274

China - 0.2%
PICC Property & Casualty Co. Ltd. (H Shares)	5,079,000	5,481,005
Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	19,200	23,890,886
France - 9.2%
Amundi SA (b)(c)	268,900	18,774,044
EDF SA	490,100	6,177,590
ENGIE	692,280	10,501,136
LVMH Moet Hennessy Louis Vuitton SE	86,945	36,962,540
Maisons du Monde SA (c)	131,352	3,130,593
Orange SA	508,700	8,023,777
Pernod Ricard SA	101,000	18,610,973
Sanofi SA	350,255	30,269,846
SMCP S.A.S. (a)(c)	402,800	6,797,074
SR Teleperformance SA	120,400	24,122,985
Total SA	555,046	31,134,630
VINCI SA	311,594	31,909,477
Vivendi SA	446,840	12,301,144

TOTAL FRANCE		238,715,809

Germany - 8.7%
adidas AG	36,700	11,330,121
BASF AG	297,647	21,653,591
Bayer AG	57,738	4,004,725
Daimler AG (Germany)	368,000	20,472,803
Delivery Hero AG (a)(c)	176,800	8,019,457
Deutsche Borse AG	109,450	15,451,054
Deutsche Post AG	764,631	25,127,449
Deutsche Telekom AG	915,030	15,852,574
E.ON AG	916,168	9,940,531
LEG Immobilien AG	68,059	7,677,077
Linde PLC	102,612	20,611,541
Rheinmetall AG	165,200	20,221,936
RWE AG	251,730	6,202,868
SAP SE	226,859	31,100,517
Uniper SE	167,400	5,069,035
Wirecard AG	23,000	3,871,996

TOTAL GERMANY		226,607,275

Hong Kong - 1.5%
AIA Group Ltd.	2,584,600	27,910,844
Dah Sing Banking Group Ltd.	2,595,200	4,684,297
Dah Sing Financial Holdings Ltd.	899,600	4,203,362
Hysan Development Co. Ltd.	174,000	898,767

TOTAL HONG KONG		37,697,270

Hungary - 0.5%
OTP Bank PLC	317,300	12,620,132
India - 0.5%
Axis Bank Ltd. (a)	1,024,597	12,015,053
Indonesia - 0.4%
PT Bank Central Asia Tbk	2,259,700	4,794,515
PT Bank Rakyat Indonesia Tbk	19,572,200	6,040,332

TOTAL INDONESIA		10,834,847

Ireland - 2.1%
Greencore Group PLC	1,314,176	3,654,974
Irish Residential Properties REIT PLC	4,302,000	8,247,582
James Hardie Industries PLC CDI	884,467	11,611,579
Kerry Group PLC Class A	81,600	9,742,673
Ryanair Holdings PLC sponsored ADR (a)	330,380	21,190,573

TOTAL IRELAND		54,447,381

Italy - 1.6%
Banca Generali SpA	439,584	12,656,226
Davide Campari-Milano SpA	1,202,600	11,780,810
Enel SpA	2,414,536	16,843,199

TOTAL ITALY		41,280,235

Japan - 19.5%
Advance Residence Investment Corp.	2,866	8,519,714
AEON Financial Service Co. Ltd.	287,700	4,629,778
Bandai Namco Holdings, Inc.	271,800	13,184,752
Chugai Pharmaceutical Co. Ltd.	139,300	9,095,877
Electric Power Development Co. Ltd.	196,200	4,454,831
Fanuc Corp.	154,900	28,782,394
Fast Retailing Co. Ltd.	19,300	11,658,944
Feedforce, Inc. (a)	7,100	75,732
Hitachi High-Technologies Corp.	139,700	7,178,389
Hitachi Ltd.	271,700	9,951,707
Hoshizaki Corp.	310,000	23,059,871
Hoya Corp.	372,500	28,517,507
Isuzu Motors Ltd.	727,600	8,280,529
JSR Corp.	1,158,500	18,277,684
Kansai Electric Power Co., Inc.	532,800	6,100,650
Kao Corp.	189,900	14,460,687
Keyence Corp.	26,450	16,223,517
Living Technologies, Inc.	3,500	243,473
Makita Corp.	500	16,974
Minebea Mitsumi, Inc.	669,200	11,327,645
Mitsubishi Estate Co. Ltd.	620,500	11,539,234
Mitsubishi UFJ Financial Group, Inc.	3,176,300	15,128,637
Money Forward, Inc. (a)	199,400	6,584,093
Nidec Corp.	52,800	7,211,241
Nintendo Co. Ltd.	37,600	13,795,393
Nippon Telegraph & Telephone Corp.	212,500	9,888,350
Nitori Holdings Co. Ltd.	38,700	5,125,780
Oracle Corp. Japan	89,400	6,525,790
ORIX Corp.	980,600	14,625,097
Persol Holdings Co., Ltd.	266,500	6,256,193
Recruit Holdings Co. Ltd.	847,800	28,261,311
Ryohin Keikaku Co. Ltd.	19,400	3,501,591
Shimadzu Corp.	192,400	4,714,750
SMC Corp.	64,800	24,143,357
SoftBank Corp.	460,180	22,045,445
Sony Corp.	228,100	11,986,649
Sony Financial Holdings, Inc.	171,600	4,119,100
Subaru Corp.	287,400	6,981,409
Taiheiyo Cement Corp.	255,300	7,719,501
Takeda Pharmaceutical Co. Ltd.	183,795	6,538,109
Terumo Corp.	378,600	11,272,142
Tokio Marine Holdings, Inc.	205,500	10,290,725
Toyota Motor Corp.	399,200	24,775,887
Tsuruha Holdings, Inc.	78,900	7,288,819
Yahoo! Japan Corp.	2,515,700	7,373,382
Zozo, Inc.	164,100	3,073,022

TOTAL JAPAN		504,805,662

Korea (South) - 0.1%
AFW Co. Ltd. (d)	5,500	106,936
Samsung Electronics Co. Ltd.	93,380	3,792,556

TOTAL KOREA (SOUTH)		3,899,492

Luxembourg - 0.5%
B&M European Value Retail SA	2,846,176	12,047,132
Malta - 0.1%
Kambi Group PLC (a)	184,400	3,026,288
Multi-National - 0.4%
HKT Trust/HKT Ltd. unit	6,053,000	9,608,305
Netherlands - 6.4%
AerCap Holdings NV (a)	367,700	19,124,077
ASML Holding NV (Netherlands)	96,378	20,055,288
Basic-Fit NV (a)(c)	332,900	11,715,831
Ferrari NV	121,000	19,647,723
Heineken NV (Bearer)	129,900	14,496,190
Koninklijke Philips Electronics NV	353,585	15,372,442
NIBC Holding NV (c)	1,137,836	10,221,283
NXP Semiconductors NV	96,500	9,419,365
Takeaway.com Holding BV (a)(c)	105,500	9,885,038
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	438,425	26,637,906
(NY Reg.)	143,400	8,707,248

TOTAL NETHERLANDS		165,282,391

Norway - 0.5%
Adevinta ASA Class B	390,000	4,297,546
Aker Bp ASA	137,700	3,948,376
Schibsted ASA (B Shares)	187,100	4,877,942

TOTAL NORWAY		13,123,864

Poland - 0.6%
Bank Polska Kasa Opieki SA	497,600	14,900,079
Portugal - 0.2%
Galp Energia SGPS SA Class B	305,524	4,698,738
Singapore - 1.2%
Parkway Life REIT	4,779,800	10,704,208
United Overseas Bank Ltd.	745,813	14,403,617
UOL Group Ltd.	1,152,000	6,428,381

TOTAL SINGAPORE		31,536,206

Spain - 1.1%
CaixaBank SA	3,666,574	10,515,768
Cellnex Telecom SA (c)	305,668	11,310,093
Laboratorios Farmaceuticos ROVI SA	688	15,725
Masmovil Ibercom SA (a)	275,670	6,143,901

TOTAL SPAIN		27,985,487

Sweden - 1.1%
D. Carnegie & Co. AB (a)	206,466	4,024,310
John Mattson Fastighetsforetag (a)	389,769	4,784,940
Lundin Petroleum AB	146,873	4,553,527
Swedish Match Co. AB	91,600	3,866,748
Telefonaktiebolaget LM Ericsson (B Shares)	1,177,739	11,178,777

TOTAL SWEDEN		28,408,302

Switzerland - 7.3%
Alcon, Inc. (a)	91,700	5,689,985
Lonza Group AG	31,000	10,465,379
Nestle SA (Reg. S)	632,588	65,486,930
Roche Holding AG (participation certificate)	203,950	57,348,265
Sonova Holding AG Class B	48,775	11,082,048
Zurich Insurance Group Ltd.	113,046	39,361,130

TOTAL SWITZERLAND		189,433,737

United Kingdom - 13.3%
AstraZeneca PLC (United Kingdom)	481,600	39,371,616
Beazley PLC	1,615,700	11,315,998
BP PLC	5,457,519	38,021,265
British American Tobacco PLC (United Kingdom)	190,981	6,667,323
Bunzl PLC	768,914	20,281,538
Centrica PLC	4,101,900	4,572,660
Cranswick PLC	112,700	3,701,170
Dechra Pharmaceuticals PLC	185,000	6,451,473
Diageo PLC	747,057	32,153,545
Grainger Trust PLC	1,612,600	5,029,695
Hotel Chocolat Group Ltd. (b)	1,170,200	4,993,281
HSBC Holdings PLC (United Kingdom)	1,150,100	9,599,040
John David Group PLC	1,938,100	14,433,005
Micro Focus International PLC	280,761	7,384,014
Moneysupermarket.com Group PLC	1,437,200	7,525,185
Prudential PLC	1,507,243	32,904,595
Rolls-Royce Holdings PLC	1,485,275	15,867,106
Rotork PLC	5,737,177	23,067,248
Royal Dutch Shell PLC:
Class A (United Kingdom)	500,746	16,343,147
Class B (United Kingdom)	338,723	11,098,836
Smith & Nephew PLC	503,735	10,938,416
Standard Life PLC	3,550,524	13,283,478
Victrex PLC	341,500	9,385,007

TOTAL UNITED KINGDOM		344,388,641

United States of America - 2.4%
Altria Group, Inc.	179,900	8,518,265
Boston Beer Co., Inc. Class A (a)	16,900	6,384,144
Constellation Brands, Inc. Class A (sub. vtg.)	32,100	6,321,774
International Flavors & Fragrances, Inc. (b)	168,800	24,491,192
Kosmos Energy Ltd.	638,200	4,001,514
Philip Morris International, Inc.	104,500	8,206,385
QIAGEN NV (a)	117,000	4,744,350

TOTAL UNITED STATES OF AMERICA		62,667,624

TOTAL COMMON STOCKS
(Cost $2,212,199,316)		2,504,215,513

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Porsche Automobil Holding SE (Germany)
(Cost $16,632,132)	305,400	19,843,027
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.39% 7/5/19 (Cost $3,379,107)(e)	3,380,000	3,379,270
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.42% (f)	50,662,446	50,672,579
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	26,555,323	26,557,978
TOTAL MONEY MARKET FUNDS
(Cost $77,230,162)		77,230,557
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,309,440,717)		2,604,668,367
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(15,269,228)
NET ASSETS - 100%		$2,589,399,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Sept. 2019	$192,330	$4,165	$4,165

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,134,450 or 3.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,974.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,007,743
Fidelity Securities Lending Cash Central Fund	449,165
Total	$1,456,908

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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